DEBT FACILITIES - Long-term Debt (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt	$ 2,328.3	$ 1,260.9
Less: current portion of long-term debt	201.3	35.2
Less: current portion of long-term debt	62.8	17.0
Long-term debt, net	2,064.2	1,208.7	$ 1,203.5	$ 1,203.5
Recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	2,275.3	1,174.9
Non-recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt	$ 53.0	$ 86.0